Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guarantee Obligations [Line Items]
Environmental, health and safety, tax employment matters	$ 171	$ 186
Balance as of January 1	1,264	1,324
Warranties and performance guarantees issued	291	302
Settlements made	259	322
Other	(84)	(40)
Balance as of December 31	1,212	1,264
Credit Facilities And Debt Obligations Unconsolidated Subsidiaries (expire 2015 to 2034)
Guarantee Obligations [Line Items]
Maximum Potential Payment	241	211
Carrying Amount of Liability	0	15
Commercial aerospace financing arrangements (see Note 5)
Guarantee Obligations [Line Items]
Maximum Potential Payment	365	411
Carrying Amount of Liability	12	18
Performance Guarantee
Guarantee Obligations [Line Items]
Maximum Potential Payment	55	136
Carrying Amount of Liability	$ 3	$ 0